UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Prudential Total Return Bond Fund, Inc.

Schedule of Investments

as of January 31, 2011(Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 97.3%
ASSET BACKED SECURITIES 15.7%
Non-Residential Mortgage Backed Securities 9.3%
		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 2006-1A, Class A, 144A,
Ba1	$ 49	1.902%, 03/15/11(a)	$ 46,791
		Ares CLO Funds (Cayman Islands)
		Ser. 2005-10A, Class A3, 144A,
Aa3	435	0.544%, 09/18/17(a)	410,639
		Ser. 2004-8A, Class A1A, 144A,
Aa3	1,529	0.718%, 02/26/16(a)	1,451,691
		Ser. 2005-9A, Class A1A, 144A,
Aa3	3,577	0.573%, 04/20/17(a)	3,379,838
		Ser. 2003-7AW, Class A1A, 144A,
A1	384	0.636%, 05/08/15(a)	377,745
		BA Credit Card Trust, Ser. 2006-C5, Class C5,
A3	1,500	0.661%, 01/15/16(a)	1,469,377
		Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A,
Aa1	647	0.533%, 07/25/17(a)	611,231
		Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A,
Aa1	2,606	0.574%, 06/20/17(a)	2,389,346
		Boston Harbor CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aa1	1,033	0.678%, 05/25/16(a)	991,778
		Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
Aa1	1,782	0.536%, 08/03/19(a)	1,711,138
		Citibank Credit Card Issuance Trust,
		Ser. 2005-C2, Class C2,
Baa2	4,950	0.730%, 03/24/17(a)	4,742,132
		Ser. 2005-C3, Class C3,
Baa2	3,890	0.671%, 07/15/14(a)	3,839,457
		Ser. 2006-C1, Class C1,
Baa2	2,575	0.661%, 02/20/15(a)	2,522,239
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 06/10/15	1,727,550
		COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A,
Aaa	900	2.203%, 04/20/19(a)(b)	902,709
		Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A,
Aaa	1,000	0.513%, 04/20/19(a)(b)	946,100

		First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A,
Aaa	652	0.654%, 07/27/16(a)	630,098
		Ford Credit Auto Owner Trust, Ser. 2006-B, Class C,
Aaa	545	5.680%, 06/15/12	548,334
		Four Corners CLO (Cayman Islands),
		Ser. 2005-1A, Class A3, 144A,
Aa3	1,990	0.603%, 03/26/17(a)	1,875,824
		Ser. 2006-3A, Class A, 144A,
A1	2,859	0.553%, 07/22/20(a)	2,701,670
		GE Business Loan Trust, Ser. 2006-1A, Class D, 144A,
Baa3	115	1.261%, 05/15/34(a)	37,214
		Granite Ventures Ltd. (Cayman Islands), Ser. 2005- 2A, Class A1, 144A,
Aaa	959	0.563%, 12/15/17(a)	927,613
		Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aa2	1,123	0.663%, 07/15/16(a)	1,089,757
		Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A,
Aa1	1,152	0.546%, 05/09/18(a)	1,094,194
		Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A,
A2	1,344	0.546%, 11/15/17(a)	1,226,254
		Landmark CDO Ltd. (Cayman Islands), Ser. 2006- 8A, Class A1, 144A,
Aaa	967	0.543%, 10/19/20(a)	904,379
		LCM LP (Cayman Islands),
		Ser. 2004-2A, Class A, 144A,
Aaa	1,000	0.623%, 10/22/16(a)	949,989
		Ser. 2005-3A, Class A, 144A,
Aaa	1,000	0.556%, 06/01/17(a)	940,000
		Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A,
A(c)	3,076	3.540%, 10/20/32	3,019,544
		MBNA Credit Card Master Note Trust,
		Ser. 2006-C1, Class C1,
A3	2,600	0.681%, 07/15/15(a)	2,563,453
		Ser. 2004-C2, Class C2,
A3	10,000	1.161%, 11/15/16(a)	9,866,785
		Ser. 2002-C1, Class C1,
A3	1,560	6.800%, 07/15/14	1,647,241
		Ser. 2002-C3, Class C3,
A3	800	1.611%, 10/15/14(a)	804,056
		Morningside Park CLO Ltd. (Cayman Islands), Ser. 2010-1A, Class A, 144A,
AAA(c)	3,000	1.942%, 10/14/20(a)	2,988,300
		Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A,
Aaa	745	0.701%, 02/15/16(a)	724,628

		Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
Aa2	505	7.125%, 01/15/13	527,776
		Small Business Administration, Gtd. Notes., Ser. 2001-P10B, Class 1,
NR	74	6.344%, 08/10/11	75,678
		Small Business Administration Participation Certificates,
		Ser. 2003-20I, Class 1,
NR	147	5.130%, 09/01/23	157,502
		Ser. 2001-20A, Class 1,
NR	309	6.290%, 01/01/21	335,805
		Velocity CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A,
Aaa	593	0.634%, 08/22/16(a)	559,913
		Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
Aa2	1,024	0.803%, 01/21/16(a)(b)	985,379

			64,701,147

Residential Mortgage Backed Securities 6.4%
		ACE Securities Corp.,
		Ser. 2004-OP1, Class M1,
Aa2	387	1.040%, 04/25/34(a)	339,880
		Ser. 2003-HE1, Class M1,
Aa2	1,682	1.235%, 11/25/33(a)	1,431,608
		Ser. 2003-OP1, Class M1,
Aaa	1,400	1.310%, 12/25/33(a)	1,153,817
		Ser. 2004-FM1, Class M1,
Aa2	504	1.160%, 09/25/33(a)	423,064
		Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A3,
Aaa	529	0.740%, 06/25/34(a)	492,480
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2005-R11, Class A2D,
A2	350	0.590%, 01/25/36(a)	282,874
		Ser. 2001-2, Class M3,
Baa2	148	3.185%, 10/25/31(a)	100,019
		Amortizing Residential Collateral Trust, Ser. 2002-BC8, Class A3,
Aaa	780	1.260%, 11/25/32(a)	698,218
		Argent Securities, Inc.,
		Ser. 2004-W6, Class M1,
Aa2	1,575	0.810%, 05/25/34(a)	1,250,378
		Ser. 2003-W2, Class M4,
Baa1	600	5.885%, 09/25/33(a)	448,637
		Ser. 2004-W10, Class M2,
Baa3	439	2.735%, 01/25/34(a)	187,985
		Asset Backed Funding Certificates, Ser. 2004- OPT1, Class M1,
Aa2	912	1.310%, 08/25/33(a)	793,692

		Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1,
Aa3	666	1.506%, 06/15/33(a)	555,350
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2004-HE3, Class M2,
A2	1,155	1.985%, 04/25/34(a)	1,010,855
		Ser. 2002-2, Class A2,
Aaa	199	1.460%, 10/25/32(a)	177,039
		Ser. 2004-HE2, Class M1,
Aa2	2,899	0.860%, 03/25/34(a)	2,419,580
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ca	87	3.635%, 03/25/33(a)	8,918
		Ser. 2003-HE4, Class M1,
A1	4,782	1.235%, 03/25/34(a)	3,865,464
		Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2,
B2	35	2.510%, 08/25/32(a)	13,681
		Equity One ABS, Inc., Ser. 2004-3, Class M1,
Aa2	315	5.700%, 07/25/34	266,353
		FBR Securitization Trust, Ser. 2005-2, Class M1,
B2	1,400	0.740%, 09/25/35(a)	1,044,201
		First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH1, Class M2,
C	940	0.780%, 06/25/36(a)	268,090
		Fremont Home Loan Trust, Ser. 2003-B, Class M1,
Aa3	956	1.310%, 12/25/33(a)	749,186
		GSAMP Trust, Ser. 2004-FM1, Class M1,
Aaa	1,688	1.235%, 11/25/33(a)	1,469,246
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Baa1	508	1.310%, 12/25/33(a)	416,340
		Ser. 2004-2, Class M1,
A1	3,629	1.055%, 07/25/34(a)	2,762,630
		HSBC Home Equity Loan Trust,
		Ser. 2007-3, Class A4,
Aa2	250	1.761%, 11/20/36(a)	215,971
		Ser. 2007-2, Class A4,
A1	1,600	0.561%, 07/20/36(a)	1,273,026
		Ser. 2005-1, Class A,
Aaa	97	0.551%, 01/20/34(a)	88,341
		Ser. 2006-1, Class M1,
Aa1	830	0.541%, 01/20/36(a)	731,965
		HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1,
Caa2	12	0.310%, 12/25/36(a)	11,537
		Long Beach Mortgage Loan Trust,
		Ser. 2004-4, Class 1A1,
Aaa	14	0.540%, 10/25/34(a)	11,446
		Ser. 2004-1, Class M1,
Aa1	1,610	1.010%, 02/25/34(a)	1,386,129

		MASTR Asset Backed Securities Trust, Ser. 2004- WMC1, Class M1,
Aa2	1,176	1.040%, 02/25/34(a)	1,025,331
		Merrill Lynch Mortgage Investors, Inc.,
		Ser. 2004-OPT1, Class A1A,
AAA(c)	1,547	0.520%, 06/25/35(a)	1,265,909
		Ser. 2004-OPT1, Class A2A,
AAA(c)	617	0.620%, 06/25/35(a)	493,980
		Morgan Stanley ABS Capital I,
		Ser. 2003-NC5, Class M1,
Aa3	290	1.535%, 04/25/33(a)	241,136
		Ser. 2004-OP1, Class M1,
Aa1	1,650	0.840%, 11/25/34(a)	1,386,041
		Ser. 2004-WMC1, Class M1,
Aa1	1,384	1.190%, 06/25/34(a)	1,205,873
		Ser. 2004-HE5, Class M1,
Aa2	645	0.890%, 06/25/34(a)	517,816
		Ser. 2003-HE1, Class M1,
Aa2	469	1.460%, 05/25/33(a)	387,335
		Ser. 2004-WMC2, Class M1,
Aa1	1,301	1.175%, 07/25/34(a)	1,121,034
		Ser. 2004-NC1, Class M1,
Aa2	1,009	1.310%, 12/27/33(a)	845,783
		New Century Home Equity Loan Trust,
		Ser. 2003-4, Class M1,
Aa2	2,110	1.385%, 10/25/33(a)	1,814,618
		Ser. 2004-4, Class M1,
Aa1	1,326	0.770%, 02/25/35(a)	1,158,442
		Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2,
Aa3	294	1.060%, 12/25/34(a)	273,681
		Residential Asset Securities Corp.,
		Ser. 2005-EMX4, Class A3,
Baa3	890	0.600%, 11/25/35(a)	803,835
		Ser. 2004-KS1, Class AI5,
Aaa	400	5.221%, 02/25/34	380,200
		Saxon Asset Securities Trust,
		Ser. 2005-3, Class M1,
Aa3	1,000	0.720%, 11/25/35(a)	800,481
		Ser. 2002-2, Class M2,
Baa1	194	1.985%, 08/25/32(a)	65,317
		Ser. 2002-3, Class M1,
Aaa	175	1.385%, 12/25/32(a)	142,496
		Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1,
Caa3	900	0.660%, 11/25/35(a)	255,097
		Specialty Underwriting & Residential Finance, Ser. 2003-BC4, Class M1,
Aa2	753	1.160%, 11/25/34(a)	642,287

		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	1.160%, 08/25/33(a)	574,906
		Ser. 2004-7, Class A8,
AAA(c)	1,110	1.460%, 08/25/34(a)	807,945
		Ser. 2004-BNC1, Class A4,
Aaa	1,932	1.200%, 09/25/34(a)	1,630,378
		Structured Asset Securities Corp., Ser. 2002-HF2, Class M3,
CC(c)	346	3.260%, 07/25/32(a)	257,185

			44,445,106

		TOTAL ASSET BACKED SECURITIES	109,146,253

BANK LOANS(b) 2.2%
Cable 0.3%
		Charter Communications Operating LLC,
Ba1	51	2.260%, 03/06/14(a)	50,601
Ba1	1,014	3.560%, 09/06/16(a)	1,015,436
		Insight Midwest Holdings LLC,
Ba3	471	1.260%, 10/06/13(a)	466,071
		UPC Broadband Holdings,
Ba3	688	3.761%, 12/31/16(a)	686,301

			2,218,409

Consumer 0.3%
		Pilot Travel Centers LLC,
Ba2	343	5.250%, 06/30/16(a)	348,683
		Visant Corp.,
Ba3	1,397	7.000%, 12/22/16(a)	1,413,666

			1,762,349

Electric 0.1%
		Texas Competitive Electric Holdings Co. LLC,
B2	968	7.880%, 10/10/14(a)	799,548

Gaming 0.2%
		MotorCity Casino Hotel,
Caa1	1,326	8.584%, 07/13/12(a)	1,326,294

Healthcare & Pharmaceutical 0.6%
		HCA, Inc.,
Ba3	92	2.553%, 11/18/13(a)	92,146
Ba3	222	3.553%, 03/31/17(a)	223,599
		Health Management Associates,
B1	537	2.053%, 02/28/14(a)	534,935
		PTS Acquisition Corp.,
Ba3	1,641	2.510%, 04/10/14(a)	1,593,336
		Royalty Pharma Finance Trust,
Baa3	1,000	7.750%, 05/15/15	1,035,000

		Warner Chilcott Corp.,
Ba3	207	6.000%, 10/30/14(a)	207,458
Ba3	273	6.250%, 04/30/15(a)	275,158

			3,961,632

Non-Captive Finance 0.4%
		American General Financial Services Corp.,
B1	1,275	7.250%, 04/21/15(a)	1,292,354
		International Lease Finance Corp.,
Ba2	764	6.750%, 03/17/15(a)	770,839
Ba3	561	7.000%, 03/17/16(a)	565,482

			2,628,675

Real Estate Investment Trusts
		CB Richard Ellis Realty Trust,
Ba1	249	3.511%, 11/09/16(a)	249,063

Retailers 0.1%
		Neiman Marcus Group, Inc.,
B2	565	4.303%, 04/06/16(a)	568,060

Technology 0.2%
		CDW Corp.,
B2	350	5.261%, 07/15/17(a)	352,986
		First Data Corp.,
B1	932	3.010%, 09/24/14(a)	881,506
		Sensata Technologies (Netherlands),
B3	236	2.054%, 04/27/13(a)	235,708

			1,470,200

Telecommunications
		Fibertech Networks LLC,
B2	175	6.750%, 11/30/16(a)	178,062

		TOTAL BANK LOANS	15,162,292

COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
		American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A,
Aaa	214	2.260%, 02/25/45(a)	193,994
		Banc of America Funding Corp., Ser. 2005-D, Class A1,
AAA(c)	291	2.848%, 05/25/35(a)	283,369
		Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1,
Aaa	15	6.500%, 10/25/31	15,347
		Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1,
Aaa	48	5.668%, 02/25/33(a)	48,374

		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A2,
Caa1	163	2.834%, 05/25/35(a)	146,852
		Ser. 2005-4, Class 23A1,
Caa2	488	2.834%, 05/25/35(a)	408,709
		Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1,
A1	331	5.250%, 09/25/19	338,292
		Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A,
Caa2	143	3.017%, 02/20/36(a)	119,212
		Federal Home Loan Mortgage Corp.,
		Ser. 1993-1628, Class LZ,
NR	129	6.500%, 12/15/23	141,933
		Ser. 1997-1935, Class JZ,
NR	335	7.000%, 02/15/27	372,731
		Ser. 2000-2241, Class PH,
NR	186	7.500%, 07/15/30	214,089
		Ser. 2004-T-61, Class 1A1,
NR	452	1.730%, 07/25/44(a)	453,537
		Ser. 2005-T-63, Class 1A1,
NR	45	1.530%, 02/25/45(a)	43,915
		Federal National Mortgage Association,
		Ser. 2000-32, Class FM,
NR	5	0.711%, 10/18/30(a)	5,196
		Ser. 2001-29, Class Z,
NR	227	6.500%, 07/25/31	252,588
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	2	0.661%, 09/20/30(a)	2,473
		Ser. 2000-30, Class FB,
NR	2	0.711%, 10/16/30(a)	2,293
		IndyMac ARM Trust, Ser. 2001-H2, Class A1,
BB(c)	3	1.928%, 01/25/32(a)	2,282
		MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1,
Aaa	265	5.000%, 04/25/19	269,894
		MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2,
AAA(c)	238	5.500%, 09/25/33	246,342
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 2A2,
AAA(c)	15	0.660%, 02/25/19(a)	14,294
		Ser. 2004-CL1, Class 1A2,
AAA(c)	92	0.660%, 02/25/34(a)	83,530
		Regal Trust IV, Ser. 1999-1, Class A, 144A,
NR	470	3.163%, 09/29/31(a)	428,438

		Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1,
BB(c)	34	6.500%, 03/25/32	35,154
		Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3,
A1	602	2.719%, 02/25/34(a)	577,613
		Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1,
Aa2	82	0.921%, 09/19/32(a)	73,117
		Structured Asset Securities Corp.,
		Ser. 2002-14A, Class 2A1,
A-(c)	6	2.308%, 07/25/32(a)	5,295
		Ser. 2002-1A, Class 4A,
BB(c)	15	2.680%, 02/25/32(a)	14,676
		Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1,
B2	186	0.370%, 11/25/46(a)	184,276
		WaMu Mortgage Pass-Through Certificates,
		Ser. 2003-R1, Class A1,
Aaa	644	0.800%, 12/25/27(a)	582,793
		Ser. 2005-AR13, Class A1A1,
B2	109	0.550%, 10/25/45(a)	94,901
		Washington Mutual MSC Mortgage Pass-Through Certificates, Ser. 2003-AR1, Class 2A,
Aaa	4	2.449%, 02/25/33(a)	3,483
		Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1,
A(c)	506	3.077%, 03/25/36(a)	450,015

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	6,109,007

COMMERCIAL MORTGAGE BACKED SECURITIES 18.0%
		Banc of America Commercial Mortgage, Inc.,
		Ser. 2006-1, Class A2,
Aaa	120	5.334%, 09/10/45(a)	120,119
		Ser. 2006-5, Class A2,
Aaa	1,489	5.317%, 09/10/47	1,528,513
		Ser. 2006-6, Class A2,
Aaa	1,400	5.309%, 10/10/45	1,419,983
		Ser. 2007-1, Class A2,
Aaa	2,000	5.381%, 01/15/49	2,038,387
		Ser. 2007-4, Class A3,
AAA(c)	2,700	5.809%, 02/10/51(a)	2,851,336
		Ser. 2007-4, Class ASB,
AAA(c)	641	5.706%, 02/10/51(a)	681,258

		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A,
A2	650	6.470%, 11/15/33(a)	654,414
		Ser. 2005-PW10, Class A4,
AAA(c)	2,500	5.405%, 12/11/40(a)	2,677,441
		Ser. 2005-PWR9, Class A2,
Aaa	1,485	4.735%, 09/11/42	1,489,970
		Ser. 2005-T20, Class A2,
Aaa	852	5.127%, 10/12/42(a)	863,355
		Ser. 2007-T28, Class A3,
AAA(c)	1,500	5.793%, 09/11/42	1,601,182
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	1,774	5.378%, 10/15/49	1,820,930
		Ser. 2007-C6, Class A3,
Aaa	2,200	5.698%, 12/10/49(a)	2,334,586
		Ser. 2008-C7, Class ASB,
Aaa	700	6.100%, 12/10/49(a)	747,585
		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2006-CD2, Class A2,
Aaa	164	5.408%, 01/15/46	163,725
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,339,646
		Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A,
AA-(c)	4,300	5.440%, 09/15/30(a)	4,482,288
		Commercial Mortgage Pass-Through Certificates,
		Ser. 2006-C7, Class A4,
AAA(c)	1,500	5.764%, 06/10/46(a)	1,644,424
		Ser. 2006-C7, Class A3,
AAA(c)	1,990	5.702%, 06/10/46(a)	2,040,883
		Ser. 2006-C8, Class A2B,
Aaa	2,940	5.248%, 12/10/46	3,002,000
		Credit Suisse First Boston Mortgage Securities Corp.,
		Ser. 2005-C2, Class A4,
Aa2	4,290	4.832%, 04/15/37	4,473,378
		Ser. 2005-C5, Class A3,
AAA(c)	520	5.100%, 08/15/38(a)	541,468
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4,
AAA(c)	1,915	5.546%, 02/15/39(a)	2,059,820
		Ser. 2006-C5, Class A2,
Aaa	1,870	5.246%, 12/15/39	1,900,869
		Ser. 2007-C1, Class A2,
Aaa	2,795	5.268%, 02/15/40	2,833,485
		Ser. 2007-C3, Class A2,
Aaa	953	5.720%, 06/15/39(a)	977,104
		CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
AAA(c)	1,783	5.816%, 05/15/46(a)	1,912,939

		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(c)	1,700	5.336%, 03/10/44(a)	1,826,669
		Ser. 2007-C1, Class A2,
Aaa	4,460	5.417%, 12/10/49	4,542,760
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG3, Class A2,
Aaa	367	4.305%, 08/10/42	369,999
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 04/10/37(a)	1,495,330
		Ser. 2005-GG5, Class A2,
Aaa	3,671	5.117%, 04/10/37	3,714,653
		Ser. 2007-GG9, Class A2,
Aaa	2,244	5.381%, 03/10/39	2,302,457
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(c)	715	5.587%, 04/10/38(a)	762,189
		Ser. 2006-GG8, Class A2,
Aaa	6,000	5.479%, 11/10/39	6,104,284
		Ser. 2007-GG10, Class A2,
Aaa	2,000	5.778%, 08/10/45(a)	2,054,060
		JPMorgan Chase Commercial Mortgage Securities Corp.,
		Ser. 2005-CB12, Class A3A1,
Aaa	730	4.824%, 09/12/37	737,488
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.280%, 01/12/43(a)	2,011,109
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(a)	922,180
		Ser. 2005-LDP4, Class AM,
Aa2	750	4.999%, 10/15/42(a)	775,490
		Ser. 2006-CB14, Class A4,
Aaa	2,500	5.481%, 12/12/44(a)	2,670,171
		Ser. 2006-LDP6, Class A3B,
Aaa	365	5.559%, 04/15/43(a)	371,300
		Ser. 2007-CB18, Class A3,
Aaa	759	5.447%, 06/12/47	785,843
		Ser. 2007-LD11, Class A2,
Aaa	2,800	5.803%, 06/15/49(a)	2,901,304
		Ser. 2007-LD12, Class A2,
Aaa	520	5.827%, 02/15/51	541,048

		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 07/15/35	624,680
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(a)	1,161,344
		Ser. 2005-C7, Class AM,
AA(c)	870	5.263%, 11/15/40(a)	906,463
		Ser. 2006-C3, Class A2,
Aaa	90	5.532%, 03/15/32	90,122
		Ser. 2006-C7, Class A2,
AAA(c)	800	5.300%, 11/15/38	814,737
		Ser. 2007-C1, Class A2,
AAA(c)	1,500	5.318%, 02/15/40	1,535,675
		Ser. 2007-C1, Class A3,
AAA(c)	1,000	5.398%, 02/15/40	1,034,672
		Ser. 2007-C6, Class A2,
Aaa	1,986	5.845%, 07/15/40	2,050,819
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 08/12/39	1,560,546
		Ser. 2006-C1, Class A4,
AAA(c)	650	5.656%, 05/12/39(a)	706,325
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	1,065	5.906%, 06/12/46(a)	1,172,661
		Ser. 2006-4, Class A2,
Aaa	2,704	5.112%, 12/12/49(a)	2,746,013
		Ser. 2007-9, Class A2,
AAA(c)	1,851	5.590%, 09/12/49	1,926,411
		Morgan Stanley Capital I,
		Ser. 2005-IQ9, Class A4,
AAA(c)	1,410	4.660%, 07/15/56	1,482,947
		Ser. 2006-HQ8, Class A4,
Aaa	2,500	5.389%, 03/12/44(a)	2,691,519
		Ser. 2006-IQ12, Class A4,
AAA(c)	1,020	5.332%, 12/15/43	1,088,227
		Ser. 2006-IQ12, Class ANM,
AAA(c)	2,000	5.310%, 12/15/43	2,019,916
		Ser. 2006-T21, Class A4,
Aaa	708	5.162%, 10/12/52(a)	758,385
		Ser. 2007-HQ11, Class A2,
Aaa	215	5.359%, 02/12/44	220,760

		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(c)	645	4.608%, 12/15/35	671,748
		Ser. 2005-C20, Class AMFX,
Aa1	2,500	5.179%, 07/15/42(a)	2,621,413
		Ser. 2005-C20, Class A4,
Aaa	13	5.243%, 07/15/42(a)	12,686
		Ser. 2005-C21, Class A3,
Aaa	55	5.203%, 10/15/44(a)	55,976
		Ser. 2006-C23, Class A4,
Aaa	2,500	5.418%, 01/15/45(a)	2,688,404
		Ser. 2006-C25, Class A4,
Aaa	2,500	5.738%, 05/15/43(a)	2,716,104
		Ser. 2006-C27, Class A2,
Aaa	1,830	5.624%, 07/15/45	1,852,585
		Ser. 2006-C28, Class A2,
Aaa	250	5.500%, 10/15/48	253,343
		Ser. 2007-C33, Class A2,
Aaa	1,944	5.854%, 02/15/51(a)	2,019,120
		Ser. 2007-C33, Class A3,
Aaa	3,200	5.899%, 02/15/51(a)	3,398,131
		Ser. 2007-C34, Class A2,
Aaa	1,400	5.569%, 05/15/46	1,442,872

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	125,414,026

CORPORATE BONDS 43.9%
Aerospace & Defense 0.3%
		L-3 Communications Corp., Gtd. Notes,
Baa3	300	4.750%, 07/15/20	297,068
		Gtd. Notes, Ser. B,
Ba1	1,135	6.375%, 10/15/15	1,170,469
		Raytheon Co., Sr. Unsec’d. Notes,
Baa1	350	3.125%, 10/15/20	320,788

			1,788,325

Airlines 0.6%
		American Airlines Pass Through Trust 2001-01, Pass-thru Certs., Ser. 01-1,
B2	1,150	6.817%, 05/23/11	1,161,500
		Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B,
Ba1	414	7.373%, 12/15/15(d)	411,795
		Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A,
Baa1	482	5.983%, 04/19/22	506,426
		Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A,
Baa2	450	4.750%, 01/12/21(d)	451,125
		Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1,
Baa2	5	6.703%, 06/15/21(b)	5,052

		Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs.,
Baa2	400	4.950%, 05/23/19(d)	407,000
		Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A,
Baa1	691	6.821%, 08/10/22	737,295
		UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A,
Baa2	382	6.636%, 07/02/22	392,177

			4,072,370

Automotive 0.3%
		BorgWarner, Inc., Sr. Unsec’d. Notes,
Baa3	350	4.625%, 09/15/20	347,704
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes,
Ba2	1,420	9.875%, 08/10/11(d)	1,475,651
		Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
Baa1	250	5.750%, 12/15/14	265,839

			2,089,194

Banking 5.8%
		American Express Co., Sr. Unsec’d. Notes,
A3	1,055	8.125%, 05/20/19	1,308,592
		Bank of America Corp.,
		Sr. Unsec’d. Notes,
A2	1,640	3.700%, 09/01/15	1,648,779
A2	1,265	6.000%, 09/01/17	1,343,384
		Jr. Sub. Notes,
Ba3	1,500	8.000%, 12/29/49(a)	1,555,005
		Bank of America NA, Sub. Notes,
A1	250	5.300%, 03/15/17	255,162
		Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes,
Aa3	705	6.750%, 05/22/19	790,719
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes,
Aa3	600	7.250%, 02/01/18	708,247
		Capital One Capital V,
Baa3	600	10.250%, 08/15/39	648,750
		Capital One Financial Corp., Sub. Notes,
Baa2	150	6.150%, 09/01/16	162,847
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A,
A3	650	5.506%, 12/29/49(a)	657,795
		Citigroup, Inc.,
		Unsec’d. Notes,
A3	500	8.500%, 05/22/19	612,029
		Sr. Unsec’d. Notes,
A3	800	5.375%, 08/09/20	819,311
A3	750	6.125%, 11/21/17	822,827
A3	1,950	8.125%, 07/15/39	2,381,968
		Sub. Notes,
Baa1	2,305	5.625%, 08/27/12	2,426,925

		Countrywide Financial Corp., Gtd. Notes, MTN,
A2	1,715	5.800%, 06/07/12	1,806,564
		Depfa ACS Bank (Ireland), Covered Notes, 144A,
Aa3	1,395	5.125%, 03/16/37	906,534
		Discover Bank, Sub. Notes,
Ba1	780	7.000%, 04/15/20	854,056
		Goldman Sachs Group, Inc. (The), Sr. Notes,
A1	1,370	6.000%, 06/15/20(d)	1,472,069
A1	255	6.250%, 02/01/41	257,766
		Goldman Sachs Group, Inc. (The), Sub. Notes,
A2	185	6.750%, 10/01/37	185,662
		Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes,
A1	190	5.950%, 01/18/18	205,524
A1	575	6.150%, 04/01/18(d)	626,349
A1	840	6.250%, 09/01/17	926,896
		Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A,
A1	1,605	4.500%, 10/30/15	1,641,002
		HSBC Holdings PLC (United Kingdom), Sub. Notes,
A1	445	6.500%, 05/02/36	451,458
A1	355	6.500%, 09/15/37	359,649
A1	895	6.800%, 06/01/38	937,257
		Huntington Bancshares, Inc., Sub. Notes,
Baa3	120	7.000%, 12/15/20	128,564
		ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A,
Ba2	900	7.250%, 08/29/49(a)	890,799
		JPMorgan Chase & Co.,
		Sr. Unsec’d. Notes,
Aa3	2,400	4.400%, 07/22/20(e)	2,349,979
		Ser. 1,
Baa1	835	7.900%, 04/29/49(a)	899,988
		JPMorgan Chase Capital XXVII, Ser. AA,
A2	700	7.000%, 11/01/39(d)	733,437
		Krung Thai Bank PCL (Thailand), Jr. Sub. Notes,
B2	700	7.378%, 10/29/49(a)	719,908
		Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN,
Aa3	1,070	5.800%, 01/13/20(d)	1,038,763
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN,
A2	780	5.625%, 09/23/19	787,563
		Sr. Unsec’d. Notes,
A2	1,920	5.750%, 01/25/21	1,940,492
		Sr. Unsec’d. Notes, Ser. E,
A2	1,635	5.450%, 01/09/17	1,707,869
		Royal Bank of Scotland Group PLC (The) (United Kingdom),
		Gtd. Notes, Ser. 2,
Aa3	1,080	3.400%, 08/23/13	1,092,132
		Sr. Unsec’d. Notes, MTN,
A1	575	6.400%, 10/21/19	575,689

		USB Capital XIII Trust, Ltd. Gtd. Notes,
A2	675	6.625%, 12/15/39	702,101

			40,340,410

Brokerage
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 05/02/18(f)	187,181

Building Materials & Construction 0.6%
		Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A,
Ba3	475	11.750%, 09/10/14	504,688
		Sr. Unsec’d. Notes, RegS,
Ba3	400	11.750%, 09/10/14	425,000
		KB Home, Gtd. Notes,
B1	160	6.375%, 08/15/11	162,400
		Masco Corp., Sr. Unsec’d. Notes,
Ba2	965	7.125%, 08/15/13(d)	1,047,078
		Toll Brothers Finance Corp., Gtd. Notes,
Ba1	1,885	5.150%, 05/15/15	1,927,699

			4,066,865

Cable 2.1%
		Cablevision Systems Corp., Sr. Unsec’d. Notes,
B1	1,175	8.625%, 09/15/17	1,313,062
		Cequel Communications Holdings I LLC And Cequel Capital Corp., Sr. Unsec’d. Notes, 144A,
B3	1,150	8.625%, 11/15/17(d)	1,203,188
		Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A,
Ba3	5,775	8.000%, 04/30/12	6,085,406
		Comcast Cable Communications Holdings, Inc., Gtd. Notes,
Baa1	475	9.455%, 11/15/22	648,288
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes,
Baa2	2,010	4.750%, 10/01/14	2,155,196
		Time Warner Cable, Inc., Gtd. Notes,
Baa2	1,050	5.850%, 05/01/17	1,169,512
Baa2	200	5.875%, 11/15/40	191,850
Baa2	1,565	6.750%, 07/01/18	1,812,511
Baa2	255	8.250%, 02/14/14	297,657

			14,876,670

Capital Goods 0.8%
		Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A,
B2	700	8.625%, 08/01/15	730,625
		ERAC USA Finance LLC, Gtd. Notes, 144A,
		6.200%, 11/01/16
		(original cost $269,528; purchased
Baa1	270	04/24/06)(b)(g)	301,946

		Hutchison Whampoa International 09 Ltd., (Cayman Islands), Gtd. Notes, RegS,
A3	925	7.625%, 04/09/19	1,113,237
		MHP SA (Luxembourg), Gtd. Notes, 144A,
B3	980	10.250%, 04/29/15	1,033,900
		Rockwell Automation, Inc., Sr. Unsec’d. Notes,
A3	1,500	5.200%, 01/15/98	1,233,360
		Textron, Inc., Sr. Unsec’d. Notes,
Baa3	800	7.250%, 10/01/19(d)	923,178

			5,336,246

Chemicals 1.0%
		Agrium, Inc. (Canada), Sr. Unsec’d. Notes,
Baa2	225	6.125%, 01/15/41	233,850
		CF Industries, Inc., Gtd. Notes,
B1	500	6.875%, 05/01/18	548,750
		Dow Chemical Co. (The), Sr. Unsec’d. Notes,
Baa3	950	5.900%, 02/15/15	1,053,915
Baa3	725	7.600%, 05/15/14	842,385
Baa3	850	8.550%, 05/15/19(d)	1,061,028
Baa3	475	9.400%, 05/15/39	679,836
		Lyondell Chemical Co., Sr. Sec’d. Notes, 144A,
Ba2	576	8.000%, 11/01/17(d)	642,960
		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes,
B1	620	6.500%, 01/15/12	638,600
		Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes,
Baa1	280	6.500%, 05/15/19	323,792
		PPG Industries, Inc., Sr. Unsec’d. Notes,
Baa1	175	5.500%, 11/15/40	169,021
		Union Carbide Corp., Sr. Unsec’d. Notes,
Baa3	850	7.500%, 06/01/25	886,369

			7,080,506

Consumer 0.4%
		Realogy Corp., Gtd. Notes, 144A,
Caa3	903(n)	12.000%, 04/15/17	961
		Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
Ba3	2,215	10.875%, 04/15/16	2,516,794

			2,517,755

Electric 2.7%
		CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2,
A3	750	5.700%, 03/15/13	811,769
		Constellation Energy Group, Inc., Sr. Unsec’d. Notes,
Baa3	220	5.150%, 12/01/20	218,311
		Consumers Energy Co., First Mtge. Bonds, Ser. D,
A3	250	5.375%, 04/15/13	269,355
		Duke Energy Corp., Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 02/01/14	1,401,015
		El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750	6.000%, 05/15/35	719,872

		Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes,
Baa3	185	8.350%, 08/01/13	208,569
		Enel Finance International SA (Luxembourg), Gtd. Notes, 144A,
A2	1,200	6.000%, 10/07/39	1,075,975
		Enersis SA (Chile), Sr. Unsec’d. Notes,
Baa3	1,000	7.375%, 01/15/14	1,112,587
		Exelon Corp., Sr. Unsec’d. Notes,
Baa1	125	4.900%, 06/15/15	133,303
		Exelon Generation Co. LLC, Sr. Unsec’d. Notes,
A3	750	6.200%, 10/01/17	840,714
A3	800	6.250%, 10/01/39(d)	786,824
		Iberdrola International BV (Netherlands), Gtd. Notes,
A3	500	6.750%, 06/15/12	532,056
A3	15	6.750%, 09/15/33	15,217
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A,
A1	975	3.125%, 09/16/15	956,445
A1	1,891	6.250%, 06/17/14	2,098,180
		Listrindo Capital BV, (Netherlands), Gtd. Notes, RegS,
Ba2	215	9.250%, 01/29/15	244,412
		Louisville Gas & Electric Co., First Mtge. Bonds, 144A,
A2	325	5.125%, 11/15/40	312,971
		Mirant Americas Generation LLC, Sr. Unsec’d. Notes,
B3	1,970	8.300%, 05/01/11	1,989,700
		Mirant Mid-Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A,
Ba1	1,104	8.625%, 06/30/12	1,140,208
		Nevada Power Co., Genl. Ref. Mtge.,
Baa3	500	5.375%, 09/15/40	475,416
		NiSource Finance Corp., Gtd. Notes,
Baa3	355	5.450%, 09/15/20	370,745
		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sr.
		Sec’d. Notes, 144A,
		10.875%, 06/01/16
		(original cost $586,434; purchased
Ba3	600	09/22/09)(b)(g)	673,500
		Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
Baa1	545	6.800%, 09/01/18	637,673
		Star Energy Geothermal Wayang Windu Ltd., (Virgin Islands (US)), Sr. Sec’d. Notes, RegS,
B2	790	11.500%, 02/12/15	902,575
		TransAlta Corp. (Canada), Sr. Unsec’d. Notes,
Baa2	725	6.650%, 05/15/18	817,948

			18,745,340

Energy — Integrated 0.6%
		BP Capital Markets PLC (United Kingdom), Gtd. Notes,
A2	650	4.500%, 10/01/20	655,204
A2	680	5.250%, 11/07/13	744,990
		Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI,
Baa2	1,250	6.750%, 11/15/39	1,416,060
		Hess Corp., Sr. Unsec’d. Notes,
Baa2	635	5.600%, 02/15/41	622,326
Baa2	175	6.000%, 01/15/40	181,886
		Marathon Oil Canada Corp. (Canada), Gtd. Notes,
Baa1	470	8.375%, 05/01/12	513,702

			4,134,168

Energy — Other 1.1%
		Anadarko Petroleum Corp., Sr. Unsec’d. Notes,
Ba1	225	6.375%, 09/15/17	248,529
Ba1	175	6.450%, 09/15/36	170,705
Ba1	175	8.700%, 03/15/19(d)	214,340
		Apache Corp., Sr. Unsec’d. Notes,
A3	465	5.100%, 09/01/40	426,552
		Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A,
A1	1,338	5.888%, 06/15/19	1,438,570
		Noble Holding International Ltd. (Cayman Islands), Gtd. Notes,
Baa1	250	4.625%, 03/01/21	249,650
		Novatek Finance Ltd. (Russia), Notes, 144A,
Baa3	2,350	5.326%, 02/03/16	2,355,208
		Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
Ba1	700	6.875%, 05/01/18	753,334
		Precision Drilling Corp. (Canada), Gtd. Notes, 144A,
Ba2	1,000	6.625%, 11/15/20(d)	1,033,750
		Weatherford International Ltd. (Bermuda), Gtd. Notes,
Baa2	525	5.125%, 09/15/20	529,537

			7,420,175

Foods 2.7%
		Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A,
Baa2	800	6.875%, 11/15/19	948,660
Baa2	3,075	7.750%, 01/15/19	3,796,118
		Aramark Corp., Gtd. Notes,
B3	2,285	8.500%, 02/01/15(d)	2,382,112
		Carrols Corp., Gtd. Notes,
B3	1,010	9.000%, 01/15/13	1,013,788
		Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	3,555	6.125%, 02/01/18	4,034,655
Baa2	275	6.500%, 02/09/40	294,583

		Mead Johnson Nutrition Co., Sr. Unsec’d. Notes,
Baa1	450	3.500%, 11/01/14	467,837
		New Albertsons, Inc., Unsec’d. Notes,
B2	500	7.500%, 02/15/11(d)	500,768
		Smithfield Foods, Inc., Sr. Sec’d. Notes,
B1	2,145	10.000%, 07/15/14	2,523,056
		Tyson Foods, Inc., Gtd. Notes,
Ba2	2,425	7.350%, 04/01/16	2,661,438
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	420	8.875%, 04/15/11	426,791

			19,049,806

Gaming 0.8%
		Ameristar Casinos, Inc., Gtd. Notes,
B2	2,114	9.250%, 06/01/14	2,267,265
		Marina District Finance Co., Inc., Sr. Sec’d. Notes, 144A,
B2	1,250	9.500%, 10/15/15	1,268,750
		MGM Resorts International, Sr. Sec’d. Notes,
B1	395	10.375%, 05/15/14(d)	447,337
B1	1,350	13.000%, 11/15/13	1,613,250

			5,596,602

Healthcare & Pharmaceutical 1.1%
		Apria Healthcare Group, Inc., Sr. Sec’d. Notes,
B1	600	12.375%, 11/01/14(d)	664,500
		Becton Dickinson And Co., Sr. Unsec’d. Notes,
A2	325	5.000%, 11/12/40	311,391
		Express Scripts, Inc., Gtd. Notes,
Baa3	1,000	6.250%, 06/15/14	1,122,022
		FMC Finance III SA (Luxembourg), Gtd. Notes,
Ba2	560	6.875%, 07/15/17	595,700
		McKesson Corp., Sr. Unsec’d. Notes,
Baa2	1,000	6.500%, 02/15/14	1,131,792
		Mylan, Inc., Gtd. Notes, 144A,
B1	1,410	7.625%, 07/15/17	1,536,900
		OMEGA Healthcare Investors, Inc., Gtd. Notes, 144A,
Ba2	700	6.750%, 10/15/22	691,250
		Senior Housing Properties Trust, Sr. Unsec’d. Notes,
Baa3	1,415	8.625%, 01/15/12	1,483,919
		Wyeth, Gtd. Notes,
A1	185	6.450%, 02/01/24	216,217

			7,753,691

Healthcare Insurance 1.1%
		Aetna, Inc., Sr. Unsec’d. Notes,
Baa1	1,220	3.950%, 09/01/20	1,175,335
Baa1	725	6.750%, 12/15/37	814,251
		CIGNA Corp., Sr. Unsec’d. Notes,
Baa2	965	5.375%, 03/15/17	1,046,054
		Coventry Health Care, Inc., Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 01/15/15	2,199,817

		Health Care Service Corp., Sr. Unsec’d. Notes, 144A,
A2	320	4.700%, 01/15/21	323,027
		UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
Baa1	350	3.875%, 10/15/20	334,270
Baa1	415	5.700%, 10/15/40	407,967
Baa1	1,000	6.000%, 06/15/17	1,128,084
		WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	485	4.350%, 08/15/20	482,748

			7,911,553

Insurance 3.1%
		Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	240	5.500%, 11/15/20	236,322
Baa1	890	7.500%, 08/01/16	1,001,191
		American International Group, Inc.,
		Sr. Unsec’d. Notes, MTN,
Baa1	1,300	5.850%, 01/16/18	1,356,436
		Sr. Unsec’d. Notes,
Baa1	625	4.250%, 05/15/13	650,097
Baa1	200	5.050%, 10/01/15	207,075
Baa1	525	6.400%, 12/15/20	560,156
		Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	2,350	5.750%, 12/01/14	2,532,080
		Chubb Corp. (The), Jr. Sub. Notes,
A3	650	6.375%, 03/29/67(a)	689,000
		Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes,
Baa1	525	7.000%, 07/15/34	508,294
		Lincoln National Corp.,
		Jr. Sub. Notes,
Ba1	940	6.050%, 04/20/67(a)	895,350
		Sr. Unsec’d. Notes,
Baa2	120	7.000%, 06/15/40(d)	133,420
Baa2	800	8.750%, 07/01/19	1,004,362
		Markel Corp., Sr. Unsec’d. Notes,
Baa2	2,180	7.125%, 09/30/19	2,438,738
		Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A,
A1	550	8.875%, 06/01/39(d)	733,203
		MetLife, Inc., Sr. Unsec’d. Notes,
A3	690	4.750%, 02/08/21	703,441
A3	750	7.717%, 02/15/19	918,465
		Northwestern Mutual Life Insurance, Notes, 144A,
Aa2	190	6.063%, 03/30/40	204,130
		Ohio National Financial Services, Inc., Sr. Notes, 144A,
Baa1	800	6.350%, 04/01/13	855,466
Baa1	360	6.375%, 04/30/20	372,526
		Progressive Corp. (The), Jr. Sub. Notes,
A2	365	6.700%, 06/15/37(a)	389,637

		Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
Aa2	830	6.850%, 12/16/39	946,222
		Travelers Cos., Inc. (The), Sr. Unsec’d. Notes,
A2	400	3.900%, 11/01/20	383,424
		Unum Group, Sr. Unsec’d. Notes,
Baa3	225	5.625%, 09/15/20	225,730
		WR Berkley Corp., Sr. Unsec’d. Notes,
Baa2	735	5.375%, 09/15/20	734,135
		XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes,
Baa2	2,500	6.500%, 01/15/12	2,623,218
		XL Group PLC (Ireland),
		Sr. Unsec’d. Notes,
Baa2	25	5.250%, 09/15/14	26,495
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(a)	234,988

			21,563,601

Lodging 0.9%
		FelCor Lodging LP, Sr. Sec’d. Notes,
B2	900	10.000%, 10/01/14(d)	1,019,250
		Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
Ba1	2,205	6.375%, 03/15/15	2,249,100
		Starwood Hotels & Resorts Worldwide, Inc.,
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 02/15/13(d)	402,800
		Gtd. Notes,
Ba1	1,140	7.875%, 05/01/12	1,221,225
		Wyndham Worldwide Corp., Sr. Unsec’d. Notes,
Ba1	975	5.750%, 02/01/18	999,670

			5,892,045

Media & Entertainment 4.0%
		British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A,
Baa1	90	6.100%, 02/15/18	100,726
		CBS Corp., Gtd. Notes,
Baa3	1,700	8.200%, 05/15/14	1,988,188
		CW Media Holdings, Inc. (Canada), Gtd. Notes, PIK, 144A,
Ba2	6,072	13.500%, 08/15/15	6,838,763
		Gannett Co., Inc., Sr. Unsec’d. Notes,
Ba2	835	5.750%, 06/01/11(d)	839,175
Ba2	500	6.375%, 04/01/12	516,250
		Historic TW, Inc., Gtd. Notes,
Baa2	483	6.625%, 05/15/29	522,645
		Intelsat Subsidiary Holding Co. SA (Bermuda), Gtd. Notes,
B3	2,250	8.500%, 01/15/13	2,261,250
		Lin Television Corp.,
		Gtd. Notes,
B3	1,235	6.500%, 05/15/13	1,239,631

		Gtd. Notes, Ser. B,
B3	1,300	6.500%, 05/15/13	1,301,625
		NBC Universal, Inc., Sr. Unsec’d. Notes, 144A,
Baa2	600	4.375%, 04/01/21	580,588
		News America, Inc., Gtd. Notes,
Baa1	1,015	6.150%, 03/01/37	1,037,587
Baa1	490	6.900%, 08/15/39	548,426
Baa1	550	7.625%, 11/30/28	622,950
		R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes,
Baa3	2,400	4.950%, 04/01/14	2,470,601
Baa3	1,800	8.600%, 08/15/16	2,066,315
		Rainbow National Services LLC, Gtd. Notes, 144A,
Ba3	1,230	8.750%, 09/01/12	1,233,075
		Time Warner Cos., Inc., Gtd. Notes,
Baa2	720	6.950%, 01/15/28	804,820
		Viacom, Inc., Sr. Unsec’d. Notes,
Baa1	315	4.375%, 09/15/14	338,175
Baa1	895	6.250%, 04/30/16	1,018,077
Baa1	460	6.750%, 10/05/37	507,205
Baa1	230	6.875%, 04/30/36	257,750
		Vivendi SA (France), Sr. Unsec’d. Notes, 144A,
Baa2	750	5.750%, 04/04/13	810,396

			27,904,218

Metals 1.9%
		Allegheny Technologies, Inc., Sr. Unsec’d. Notes,
Baa3	225	5.950%, 01/15/21	235,120
		ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes,
Baa3	275	3.750%, 08/05/15(d)	278,243
Baa3	990	6.125%, 06/01/18	1,053,182
		Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes,
Baa3	795	8.375%, 04/01/17	886,425
		Metals USA, Inc., Sr. Sec’d. Notes,
B3	2,400	11.125%, 12/01/15	2,532,000
		Newmont Mining Corp., Gtd. Notes,
Baa1	775	6.250%, 10/01/39	820,007
		Novelis, Inc. (Canada), Gtd. Notes, 144A,
B2	1,450	8.375%, 12/15/17	1,562,375
		Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes,
A3	1,100	8.950%, 05/01/14	1,336,426
A3	990	9.000%, 05/01/19(d)	1,312,447
		Teck Resources Ltd. (Canada),
		Gtd. Notes,
Baa2	125	3.850%, 08/15/17	127,791
		Sr. Sec’d. Notes,
Baa2	309	9.750%, 05/15/14	378,899
Baa2	101	10.250%, 05/15/16	123,725
		United States Steel Corp., Sr. Unsec’d. Notes,
Ba2	700	7.000%, 02/01/18	719,250

		Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa2	235	6.875%, 11/21/36	247,902
Baa2	505	6.875%, 11/10/39	534,154
		Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A,
Baa2	900	5.500%, 11/16/11	932,214

			13,080,160

Non-Captive Finance 3.4%
		Ally Financial, Inc., Gtd. Notes,
B3	850	6.875%, 09/15/11	871,250
B3	635	7.250%, 03/02/11	636,561
		American General Finance Corp., Sr. Unsec’d. Notes, MTN,
B3	1,600	5.200%, 12/15/11(d)	1,582,000
B3	1,000	6.900%, 12/15/17	870,000
		Bosphorus Financial Services Ltd., (Cayman Islands), Sr. Sec’d. Notes, MTN, RegS,
Baa2	311	2.086%, 02/15/12(a)	306,752
		CIT Group, Inc., Sr. Sec’d. Notes,
B3	1,195	7.000%, 05/01/17(d)	1,205,456
		GATX Corp., Sr. Unsec’d. Notes,
Baa1	3,500	4.750%, 10/01/12	3,661,661
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, Ser. G, MTN,
Aa2	2,300	6.000%, 08/07/19(h)	2,553,948
Aa2	1,630	6.875%, 01/10/39	1,826,827
		Sr. Unsec’d. Notes, MTN,
Aa2	885	4.375%, 09/16/20	859,900
		HSBC Finance Capital Trust IX,
Baa1	900	5.911%, 11/30/35(a)	862,875
		HSBC Finance Corp., Sr. Sub. Notes, 144A,
Baa1	220	6.676%, 01/15/21	228,000
		International Lease Finance Corp.,
		Sr. Unsec’d. Notes, MTN,
B1	1,225	5.750%, 06/15/11	1,234,188
		Sr. Sec’d. Notes, 144A,
Ba3	1,275	6.500%, 09/01/14	1,357,875
		Nelnet, Inc., Jr. Sub. Notes,
Ba2	1,750	7.400%, 09/29/36(a)	1,573,616
		Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	729	1.023%, 07/03/33(a)(b)	444,544
		SLM Corp.,
		Sr. Notes, MTN,
Ba1	630	6.250%, 01/25/16(d)	631,186
		Sr. Unsec’d. Notes, MTN,
Ba1	1,450	5.050%, 11/14/14	1,453,625
Ba1	1,100	8.450%, 06/15/18	1,188,474
		Sr. Unsec’d. Notes, Ser. A, MTN,
Ba1	345	5.375%, 01/15/13	358,970

			23,707,708

Packaging 0.6%
		Greif, Inc., Sr. Unsec’d. Notes,
Ba2	1,310	7.750%, 08/01/19	1,427,900
		Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
Baa3	2,300	5.625%, 07/15/13	2,429,895

			3,857,795

Paper 1.3%
		Georgia-Pacific LLC,
		Gtd. Notes, 144A,
Ba2	1,525	5.400%, 11/01/20 (original cost $1,516,048; purchased 10/27/10)(b)(g)	1,505,569
		Sr. Unsec’d. Notes,
Ba3	1,440	8.125%, 05/15/11 (original cost $1,472,850; purchased 06/09/09- 09/30/09)(b)(g)	1,479,600
		International Paper Co., Sr. Unsec’d. Notes,
Baa3	1,075	7.300%, 11/15/39	1,212,181
Baa3	800	7.950%, 06/15/18	961,029
		MeadWestvaco Corp., Sr. Unsec’d. Notes,
Ba1	1,650	7.375%, 09/01/19	1,757,519
		Rock-Tenn Co., Sr. Sec’d. Notes,
Ba2	1,000	8.200%, 08/15/11	1,030,000
		Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes,
Ba2	1,060	11.500%, 07/01/14	1,168,650

			9,114,548

Pipelines & Other 0.3%
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
Baa2	520	7.300%, 08/15/33	582,120
		Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes,
Baa3	400	4.250%, 09/01/12	416,505
		Sempra Energy, Sr. Unsec’d. Notes,
Baa1	750	6.500%, 06/01/16	868,122

			1,866,747

Real Estate Investment Trusts 0.9%
		Hospitality Properties Trust, Sr. Unsec’d. Notes,
Baa2	1,100	7.875%, 08/15/14	1,232,755
		Mack-Cali Realty LP, Sr. Unsec’d. Notes,
Baa2	700	4.600%, 06/15/13	735,713
		Post Apartment Homes LP, Sr. Unsec’d. Notes,
Baa3	665	5.450%, 06/01/12	686,433
		Realty Income Corp., Sr. Unsec’d. Notes,
Baa1	600	6.750%, 08/15/19	680,671
		Simon Property Group LP, Sr. Unsec’d. Notes,
A3	260	4.200%, 02/01/15(d)	273,565
A3	340	6.750%, 05/15/14	383,918
A3	600	10.350%, 04/01/19	819,668

		WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A,
A2	1,450	5.750%, 09/02/15	1,586,604

			6,399,327

Retailers 1.0%
		CVS Caremark Corp., Sr. Unsec’d. Notes,
Baa2	1,225	6.125%, 09/15/39	1,266,224
		Macy’s Retail Holdings, Inc., Gtd. Notes,
Ba1	400	5.350%, 03/15/12	414,500
Ba1	2,768	5.875%, 01/15/13	2,941,000
		Susser Holdings LLC/Susser Finance Corp., Gtd. Notes,
B2	650	8.500%, 05/15/16	702,000
		Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
Aa2	1,825	5.000%, 10/25/40(h)	1,709,720

			7,033,444

Technology 1.7%
		Advanced Micro Devices, Inc., Sr. Unsec’d. Notes,
Ba3	540	8.125%, 12/15/17	565,650
		Amphenol Corp., Sr. Unsec’d. Notes,
Baa2	950	4.750%, 11/15/14	1,019,613
		Arrow Electronics, Inc., Sr. Unsec’d. Notes,
Baa3	275	3.375%, 11/01/15	271,723
		Fiserv, Inc., Gtd. Notes,
Baa2	150	3.125%, 10/01/15	150,092
Baa2	500	6.125%, 11/20/12	539,916
		Motorola, Inc., Sr. Unsec’d. Notes,
Baa3	31	8.000%, 11/01/11	32,612
		NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A,
B+(c)	825	10.000%, 07/15/13	915,750
		Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A,
Ba1	1,475	6.875%, 05/01/20(d)	1,423,375
		Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes,
Ba1	990	6.375%, 10/01/11	1,012,275
		Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A,
Baa3	1,005	10.000%, 05/01/14	1,173,337
		Sensata Technologies BV (Netherlands), Gtd. Notes,
Caa1	959	8.000%, 05/01/14(d)	997,360
		SunGard Data Systems, Inc., Sr. Unsec’d. Notes, 144A,
Caa1	1,150	7.625%, 11/15/20	1,187,375
		SunGard Data Systems, Inc., Gtd. Notes,
Caa1	930	10.250%, 08/15/15	979,987
		Xerox Corp., Sr. Unsec’d. Notes,
Baa2	1,050	4.250%, 02/15/15	1,105,421
Baa2	540	8.250%, 05/15/14	637,916

			12,012,402

Telecommunications 2.0%
		America Movil SAB de CV (Mexico), Gtd. Notes,
A2	285	6.125%, 03/30/40	295,021
		AT&T, Inc.,
		Sr. Unsec’d. Notes, 144A,
A2	375	5.350%, 09/01/40	342,630
		Sr. Unsec’d. Notes,
A2	755	6.550%, 02/15/39	804,043
		British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes,
Baa2	150	9.875%, 12/15/30	200,343
		CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
Baa3	1,100	7.750%, 05/01/17	1,210,000
		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes,
A2	615	8.500%, 11/15/18	801,836
		Embarq Corp., Sr. Unsec’d. Notes,
Baa3	3,100	7.082%, 06/01/16 (original cost $2,932,519; purchased 05/12/06- 01/12/09)(b)(g)	3,529,431
		Qwest Capital Funding, Inc., Gtd. Notes,
Ba3	200	7.250%, 02/15/11	200,123
		Qwest Corp., Sr. Unsec’d. Notes,
Baa3	1,250	3.552%, 06/15/13(a)	1,309,375
Baa3	468	7.625%, 06/15/15	538,200
Baa3	250	7.875%, 09/01/11	259,375
Baa3	700	8.375%, 05/01/16	838,250
		Telecom Italia Capital SA (Luxembourg), Gtd. Notes,
Baa2	1,600	4.950%, 09/30/14	1,644,859
		Telefonica Emisiones SAU (Spain), Gtd. Notes,
Baa1	515	5.134%, 04/27/20	511,373
		Verizon Communications, Inc., Sr. Unsec’d. Notes,
A3	600	6.400%, 02/15/38(e)	641,543
		Vimpel Communications Via Vip Finance Ireland Ltd. OJSC (Ireland), Notes, 144A,
Ba2	960	7.748%, 02/02/21	962,400

			14,088,802

Tobacco 0.8%
		Altria Group, Inc., Gtd. Notes,
Baa1	3,375	9.950%, 11/10/38	4,523,502
		Lorillard Tobacco Co., Gtd. Notes,
Baa2	305	8.125%, 06/23/19	329,873
		Reynolds American, Inc., Gtd. Notes,
Baa3	650	6.750%, 06/15/17	732,015

			5,585,390

		TOTAL CORPORATE BONDS	305,073,044

FOREIGN AGENCIES 1.8%
		China Development Bank Corp. (China), Sr. Unsec’d. Notes,
Aa3	100	5.000%, 10/15/15	108,817
		DP World Ltd., (United Arab Emirates),
		Sr. Unsec’d. Notes, 144A,
Ba1	80	6.850%, 07/02/37	72,603
		Sr. Unsec’d. Notes, MTN, RegS,
Ba1	1,770	6.850%, 07/02/37	1,606,340
		Export-Import Bank of China (China), 144A,
Aa3	100	4.875%, 07/21/15	107,113
		Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes,
A1	370	4.000%, 01/29/21	340,361
A1	275	5.125%, 06/29/20(d)	278,984
A1	220	5.875%, 01/14/15	240,162
		GAZ Capital SA (Luxembourg),
		Sr. Unsec’d. Notes, 144A,
Baa1	3,165	9.250%, 04/23/19	3,877,125
		Sec’d. Notes, 144A,
Baa1	1,055	8.125%, 07/31/14	1,186,875
		Sr. Unsec’d. Notes, RegS,
Baa1	765	9.250%, 04/23/19	937,125
		Sec’d. Notes, RegS,
Baa1	200	8.125%, 07/31/14	225,300
		Gazprom International SA (Luxembourg), Gtd. Notes, 144A,
BBB+(c)	157	7.201%, 02/01/20	167,867
		Kommunalbanken As (Norway), 144A,
Aaa	628	2.375%, 01/19/16	628,270
		Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN,
A1	620	4.500%, 03/23/15	644,279
		Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes,
A1	965	3.250%, 09/20/16	925,273
		Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014,
NR	895	4.900%, 10/28/14	584,435
		Petroleum Export Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Ba1	17	5.265%, 06/15/11	17,329
		Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A,
A2	305	4.750%, 02/16/21	291,380

		RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A,
Aa2	240	5.298%, 09/30/20 (original cost $240,325; purchased 08/04/05)(b)(g)	255,345

		TOTAL FOREIGN AGENCIES	12,494,983

MORTGAGE BACKED SECURITIES 7.7%
		Federal Home Loan Mortgage Corp.,
	4	2.813%, 07/01/30(a)	4,572
	1,000	4.000%, TBA 30 YR	989,531
	4,000	4.500%, TBA 30 YR	4,070,624
	944	5.000%, 07/01/40	988,967
	1,000	5.000%, TBA 30 YR	1,047,266
	1,532	5.500%, 10/01/33 - 07/01/34	1,664,079
	1,631	6.000%, 10/01/32 - 12/01/36	1,794,841
	372	6.500%, 07/01/32 - 11/01/33	419,938
	175	7.000%, 09/01/32	199,821
	30	8.500%, 08/01/24 - 11/01/24	35,934
		Federal National Mortgage Association,
	103	1.725%, 09/01/40(a)	104,272
	22	2.545%, 09/01/31(a)	22,983
	60	3.548%, 05/01/36(a)	60,435
	80	4.500%, 08/01/33	81,990
	28	4.539%, 01/01/28(a)	28,446
	9,100	5.000%, 10/01/17 - 03/01/34	9,622,796
	2,507	5.500%, 03/01/16 - 05/01/34	2,701,492
	8,000	5.500%, TBA 30 YR	8,550,000
	5,113	6.000%, 12/01/16 - 06/01/37	5,620,878
	2,078	6.500%, 12/01/17 - 11/01/33	2,332,405
	149	7.000%, 03/01/32 - 06/01/32	170,573
		Government National Mortgage Association,
	13	3.125%, 11/20/29(a)	13,364
	71	3.375%, 05/20/30(a)	73,537
	500	4.000%, TBA 30 YR	501,875
	6,500	4.500%, TBA 30 YR	6,722,424
	1,000	4.500%, TBA 30 YR	1,030,781
	2,000	4.500%, TBA 30 YR	2,061,562
	84	5.500%, 08/15/33	91,305
	1,000	5.500%, TBA 30 YR	1,080,469
	243	6.000%, 01/15/33 - 12/15/33	269,902
	1,102	6.500%, 09/15/32 - 07/15/38	1,246,604
	1	8.000%, 08/20/31	1,239
	1	8.500%, 06/15/30	1,290

		TOTAL MORTGAGE BACKED SECURITIES	53,606,195

MUNICIPAL BONDS 1.1%
California 0.3%
		Bay Area Toll Authority, Build America Bonds, Taxable, Revenue Bonds,
A1	525	6.907%, 10/01/50	516,338
		State of California, Build America Bonds, GO,
A1	835	7.300%, 10/01/39(d)	837,881
A1	275	7.625%, 03/01/40(d)	286,720
		University of California, Build America Bonds, Revenue Bonds,
Aa1	500	5.770%, 05/15/43	474,765

			2,115,704

Colorado 0.1%
		Regional Transportation District,
Aa2	475	5.844%, 11/01/50	457,529

Illinois 0.1%
		Chicago O’Hare International Airport, Build America Bonds, Revenue Bonds,
A1	545	6.395%, 01/01/40	515,881

New Jersey 0.2%
		New Jersey State Turnpike Authority,
A3	725	7.102%, 01/01/41	766,282
		New Jersey State Turnpike Authority, Build America Bonds, Taxable, Issuer Subsidy, Revenue Bonds, Ser. F,
A3	750	7.414%, 01/01/40	815,940

			1,582,222

New York 0.1%
		New York State Dormitory Authority,
Aa1	500	5.000%, 07/01/40	492,405

Ohio 0.1%
		Ohio State University (The), Build America Bonds, Revenue Bonds,
Aa1	295	4.910%, 06/01/40	265,589
		Ohio State Water Development Authority, Build America Bonds, Taxable, Revenue Bonds,
Aaa	375	4.879%, 12/01/34	358,387

			623,976

Oregon
		Oregon State Department of Transportation, Build America Bonds, Taxable, Subordinated Lien, Revenue Bonds, Ser. A,
Aa2	235	5.834%, 11/15/34	234,196

Pennsylvania 0.1%
		Pennsylvania State Turnpike Commission, Build America Bonds, Ser. B,
Aa3	715	5.511%, 12/01/45	623,287

Tennessee 0.1%
		Metropolitan Government of Nashville & Davidson County Convention Center Authority, Build America Bonds, Taxable, Subordinated, Revenue Bonds, Ser. B,
Aa2	550	6.731%, 07/01/43	538,318

Texas
		Texas State Transportation Commission, Build America Bonds, Taxable, First Tier, Revenue Bonds, Ser. B,
Aaa	200	5.028%, 04/01/26	195,382

		TOTAL MUNICIPAL BONDS	7,378,900

SOVEREIGNS 1.5%
		Argentina Bonos (Argentina), Sr. Unsec’d. Notes,
B(c)	1,860	7.000%, 10/03/15	1,705,000
		Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes,
B3	EUR 255	11.000%, 07/27/12	366,136
		Mexican Bonos (Mexico),
		Ser. M 10,
Baa1	MXN 12,510	8.000%, 12/17/15	1,097,035
		Ser. M 30,
Baa1	MXN 22,020	10.000%, 11/20/36	2,176,043
		Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A,
Baa3	395	3.150%, 05/31/18(j)	320,253
		Poland Government Bond (Poland),
		Ser. 1015,
A2	PLN 3,110	6.250%, 10/24/15	1,105,106
		Ser. 1019,
A2	PLN 3,660	5.500%, 10/25/19	1,200,586
		Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A,
Aa2	810	6.400%, 01/20/40	854,550
		Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, RegS,
B2	490	6.385%, 06/26/12	501,025
		Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes,
B2	1,195	9.250%, 09/15/27	874,740

		TOTAL SOVEREIGNS	10,200,474

U.S. GOVERNMENT TREASURY SECURITIES 4.4%
		U.S. Treasury Bond,
	1,570	3.875%, 08/15/40	1,392,885
		U.S. Treasury Notes,
	11,830	2.000%, 01/31/16	11,854,949
	2,185	2.625%, 11/15/20(d)	2,048,438
		U.S. Treasury Strip Coupons,
	11,000	4.240%, 08/15/23(k)	6,499,207
	13,985	5.020%, 08/15/22(e)(k)	8,810,061

		TOTAL U.S. GOVERNMENT TREASURY SECURITIES	30,605,540

Shares

PREFERRED STOCK 0.1%
Banking 0.1%
22,000		Citigroup Capital XIII (Capital Security, fixed to floating preferred)	588,060

		TOTAL LONG-TERM INVESTMENTS (cost $650,314,730)	675,778,774

SHORT-TERM INVESTMENTS 9.6%
AFFILIATED MUTUAL FUNDS
2,810,444	Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(l) (cost $27,895,003)	25,322,102
41,446,180	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $41,446,180; includes $24,630,887 of cash collateral received for securities on loan)(l)(m)	41,446,180

	TOTAL SHORT-TERM INVESTMENTS (cost $69,341,183)	66,768,282

	TOTAL INVESTMENTS 106.9% (cost $719,655,913)(i)(o)	742,547,056
	LIABILITIES IN EXCESS OF OTHER ASSETS(p) (6.9%)	(47,919,249)

	NET ASSETS 100.0%	$ 694,627,807

The following abbreviations are used in the portfolio descriptions:

144A	-	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	-	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	-	Asset Backed Security
ARM	-	Adjustable Rate Mortgage
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDO	-	Collateralized Debt Obligation
CHF	-	Swiss Franc
CLO	-	Collateralized Loan Obligation
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NR	-	Not Rated
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment-in-Kind
PLN	-	Polish Zloty
RUB	-	Russian Rouble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TBA	-	To Be Announced
TRY	-	Turkish Lira

†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.

(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $23,953,888; cash collateral of $24,630,887 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $7,017,704. The aggregate value of $7,745,391 is approximately 1.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	As of January 31, 2011, 11 securities representing $12,754,527 and 1.8% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at January 31, 2011.
(k)	The rate shown is the effective yield at January 31, 2011.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(m)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Amount is actual; not rounded to thousands.
(o)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$719,660,192	$33,205,257	$(10,318,393)	$22,886,864

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes as of the most recent fiscal year end.

(p)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
273	2 Year Euro-Schatz	Mar. 2011	$40,530,266	$40,396,061	$(134,205)
620	5 Year U.S. Treasury Notes	Mar. 2011	72,872,338	73,416,719	544,381
260	10 Year U.S. Treasury Notes	Mar. 2011	31,149,719	31,407,188	257,469
22	10 Year Euro-Bund	Mar. 2011	3,776,762	3,727,210	(49,552)
21	10 Year Long Gilt Future	Mar. 2011	3,986,009	3,946,835	(39,174)
282	20 Year U.S. Long Bond	Mar. 2011	34,251,436	34,016,250	(235,186)

					343,733

	Short Positions:
493	2 Year U.S. Treasury Notes	Mar. 2011	107,848,416	108,059,438	(211,022)
32	30 Year U.S. Ultra Bond	Mar. 2011	3,958,773	3,941,000	17,773

					(193,249)

					$150,484

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Foreign Currency Contracts	Counterparty	Notional Amount		Payable at Settlement Date	Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Australian Dollar
expiring 02/23/11	JPMorgan Chase Securities	AUD	2,363,590	$2,359,151	$2,349,199	$(9,952)
expiring 02/23/11	Goldman Sachs Group LP	AUD	1,041,206	1,037,700	1,034,866	(2,834)
Brazilian Real
expiring 02/14/11	UBS AG	BRL	1,789,124	1,050,880	1,069,904	19,024
British Pound
expiring 02/25/11	Citibank NA	GBP	2,378,069	3,803,839	3,808,639	4,800
expiring 02/25/11	Goldman Sachs Group LP	GBP	651,504	1,043,600	1,043,427	(173)
Canadian Dollar
expiring 02/22/11	Citibank NA	CAD	4,185,789	4,223,633	4,178,402	(45,231)
expiring 02/22/11	Morgan Stanley & Co., Inc.	CAD	1,032,300	1,037,700	1,030,478	(7,222)
Chilean Peso
expiring 03/22/11	Citibank NA	CLP	504,127,800	1,069,200	1,038,869	(30,331)
expiring 03/22/11	Citibank NA	CLP	433,508,480	920,010	893,342	(26,668)
Colombian Peso
expiring 02/08/11	Citibank NA	COP	2,055,712,230	1,098,900	1,101,375	2,475
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,097,400	1,123,846	26,446
expiring 02/08/11	Citibank NA	COP	62,605,950	32,506	33,542	1,036
Czech Koruna
expiring 02/24/11	Goldman Sachs Group LP	CZK	72,012,765	3,974,298	4,074,220	99,922
expiring 02/24/11	JPMorgan Chase Securities	CZK	24,533,815	1,383,600	1,388,034	4,434
Euro
expiring 02/25/11	Goldman Sachs Group LP	EUR	4,634,635	6,294,344	6,343,558	49,214
expiring 02/25/11	JPMorgan Chase Securities	EUR	608,621	833,600	833,037	(563)
Hungarian Forint
expiring 02/24/11	Goldman Sachs Group LP	HUF	506,109,819	2,456,312	2,531,637	75,325
expiring 02/24/11	Morgan Stanley & Co., Inc.	HUF	209,731,957	1,036,200	1,049,111	12,911
Indian Rupee
expiring 04/07/11	Goldman Sachs Group LP	INR	81,600,054	1,778,554	1,755,509	(23,045)
expiring 04/07/11	UBS AG	INR	47,879,478	1,037,700	1,030,059	(7,641)
Indonesian Rupiah
expiring 04/04/11	Goldman Sachs Group LP	IDR	15,895,789,800	1,732,700	1,738,999	6,299
expiring 04/04/11	UBS AG	IDR	6,352,545,210	694,700	694,968	268
Japanese Yen
expiring 02/25/11	Citibank NA	JPY	109,888,332	1,329,712	1,338,988	9,276
Mexican Peso
expiring 02/22/11	Goldman Sachs Group LP	MXN	23,669,941	1,961,641	1,947,782	(13,859)
New Zealand Dollar
expiring 02/23/11	Citibank NA	NZD	5,539,360	4,260,372	4,267,584	7,212
expiring 02/23/11	UBS AG	NZD	2,243,676	1,734,700	1,728,552	(6,148)
Norwegian Krone
expiring 02/24/11	Goldman Sachs Group LP	NOK	32,536,773	5,537,153	5,627,379	90,226
Peruvian Nuevo Sol
expiring 03/07/11	Citibank NA	PEN	5,022,641	1,793,480	1,811,669	18,189
Philippine Peso
expiring 03/14/11	UBS AG	PHP	115,057,170	2,648,036	2,590,884	(57,152)
Polish Zloty
expiring 02/24/11	Goldman Sachs Group LP	PLN	6,734,359	2,316,490	2,341,282	24,792
expiring 02/24/11	Goldman Sachs Group LP	PLN	4,000,117	1,391,500	1,390,689	(811)
Russian Rouble
expiring 06/06/11	Citibank NA	RUB	116,124,743	3,653,100	3,850,325	197,225
expiring 06/06/11	Citibank NA	RUB	22,469,520	720,200	745,017	24,817
expiring 06/06/11	Citibank NA	RUB	8,063,774	266,373	267,369	996
expiring 07/08/11	Goldman Sachs Group LP	RUB	8,063,774	264,864	266,410	1,546
expiring 08/08/11	Morgan Stanley & Co., Inc.	RUB	8,063,774	264,473	265,419	946

Singapore Dollar
expiring 02/23/11	Goldman Sachs Group LP	SGD	6,648,725	5,187,957	5,197,283	9,326
South Korean Won
expiring 03/07/11	Morgan Stanley & Co., Inc.	KRW	1,250,048,340	1,097,400	1,112,349	14,949
expiring 03/07/11	Morgan Stanley & Co., Inc.	KRW	1,151,660,000	1,035,200	1,024,799	(10,401)
expiring 04/21/11	UBS AG	KRW	776,935,940	690,517	689,212	(1,305)
expiring 04/21/11	Morgan Stanley & Co., Inc.	KRW	776,935,940	690,732	689,212	(1,520)
Swedish Krona
expiring 02/24/11	Goldman Sachs Group LP	SEK	28,145,507	4,223,614	4,360,042	136,428
expiring 02/24/11	Morgan Stanley & Co., Inc.	SEK	8,984,895	1,385,300	1,391,857	6,557
expiring 02/24/11	Goldman Sachs Group LP	SEK	6,697,143	1,040,800	1,037,460	(3,340)
Swiss Franc
expiring 02/24/11	Morgan Stanley & Co., Inc.	CHF	1,978,290	2,075,300	2,096,144	20,844
expiring 02/24/11	UBS AG	CHF	1,312,704	1,383,600	1,390,907	7,307
expiring 02/24/11	Morgan Stanley & Co., Inc.	CHF	1,306,206	1,385,300	1,384,022	(1,278)
Turkish Lira
expiring 02/28/11	JPMorgan Chase Securities	TRY	2,734,521	1,728,139	1,698,065	(30,074)

						593,242

Sold:
Australian Dollar
expiring 02/23/11	UBS AG	AUD	1,751,051	1,734,700	1,740,390	(5,690)
Brazilian Real
expiring 02/14/11	Citibank NA	BRL	1,789,124	1,051,359	1,069,905	(18,546)
British Pound
expiring 02/23/11	Citibank NA	GBP	875,857	1,388,500	1,402,763	(14,263)
expiring 02/25/11	Goldman Sachs Group LP	GBP	878,686	1,385,300	1,407,274	(21,974)
Canadian Dollar
expiring 02/22/11	Morgan Stanley & Co., Inc.	CAD	1,447,271	1,453,800	1,444,717	9,083
Chilean Peso
expiring 03/22/11	Citibank NA	CLP	937,636,280	1,887,352	1,932,211	(44,859)
Colombian Peso
expiring 02/08/11	Citibank NA	COP	2,118,318,180	1,102,200	1,134,916	(32,716)
expiring 12/06/11	Citibank NA	COP	2,116,335,900	1,098,824	1,123,846	(25,022)
Indian Rupee
expiring 04/07/11	Goldman Sachs Group LP	INR	81,600,054	1,766,235	1,755,509	10,726
expiring 04/07/11	UBS AG	INR	47,879,478	1,030,974	1,030,058	916
Japanese Yen
expiring 02/25/11	Goldman Sachs Group LP	JPY	114,014,312	1,383,600	1,389,264	(5,664)
Mexican Peso
expiring 02/22/11	UBS AG	MXN	38,528,874	3,184,500	3,170,513	13,987
New Zealand Dollar
expiring 02/23/11	UBS AG	NZD	2,768,495	2,082,800	2,132,879	(50,079)
expiring 02/23/11	Citibank NA	NZD	1,479,092	1,119,100	1,139,508	(20,408)
Philippine Peso
expiring 03/14/11	UBS AG	PHP	53,186,304	1,204,400	1,197,661	6,739
expiring 03/14/11	UBS AG	PHP	61,430,265	1,384,500	1,383,301	1,199
Polish Zloty
expiring 02/24/11	Goldman Sachs Group LP	PLN	4,016,860	1,389,400	1,396,510	(7,110)
Russian Rouble
expiring 06/06/11	UBS AG	RUB	24,344,166	802,908	807,175	(4,267)
Turkish Lira
expiring 02/28/11	JPMorgan Chase Securities	TRY	1,333,014	833,600	827,766	5,834

						(202,114)

						$391,128

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Barclays Bank PLC(a)	01/28/13	GBP	9,000	1.745%	6 month LIBOR	$(1,592)	$—	$(1,592)
Barclays Bank PLC(a)	01/10/21	HUF	456,000	7.130%	6 month BUBOR	25,008	—	25,008
Citibank, NA(a)	01/26/13	CZK	260,000	2.350%	3 month PRIBOR	(66,959)	—	(66,959)
JPMorgan Chase Bank(a)	01/10/13		$82,000	0.908%	3 month LIBOR	252,328	—	252,328
Morgan Stanley Capital Services, Inc.(a)	01/11/16		2,900	2.150%	3 month LIBOR	1,319	—	1,319
Morgan Stanley Capital Services, Inc.(a)	01/06/16		2,900	2.172%	3 month LIBOR	5,752	—	5,752
Morgan Stanley Capital Services, Inc.(a)	01/11/16		2,900	2.247%	3 month LIBOR	14,845	—	14,845
Morgan Stanley Capital Services, Inc.(a)	11/09/15	NZD	6,810	4.610%	3 month BBR	25,563	—	25,563
Morgan Stanley Capital Services, Inc.(a)	12/10/20		11,600	4.903%	3 month LIBOR	(28,742)	—	(28,742)
Morgan Stanley Capital Services, Inc.(a)	12/14/20		7,700	4.910%	3 month LIBOR	(24,220)	—	(24,220)
Barclays Bank PLC(b)	02/01/13		14,100	0.906%	6 month LIBOR	(3,507)	—	(3,507)
Citibank, NA(b)	01/18/21		6,705	3.449%	3 month LIBOR	(5,548)	—	(5,548)
Citibank, NA(b)	02/02/21		8,500	3.481%	3 month LIBOR	(14,480)	—	(14,480)

						$179,767	$—	$179,767

(a)	The Fund pays the floating rate and receives the fixed rate.
(b)	The Fund pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Corporate Issues - Buy Protection(1):
Barclays Bank PLC	06/20/11		$835	5.000%	Gannett Co., Inc. 6.375%, due 04/01/12	$(19,685)	$(4,947)	$(14,738)
Citibank NA	03/20/12		2,500	5.000%	XL Capital Ltd. 5.250%, due 09/15/14	(146,163)	(57,309)	(88,854)
Citibank NA	06/20/14		1,700	1.000%	CBS Corp. 4.625%, due 05/15/18	(25,853)	88,538	(114,391)
Credit Suisse International	12/20/12		3,500	1.000%	GATX Corp. 5.500%, due 02/15/12	(25,708)	22,088	(47,796)
Credit Suisse International	06/20/14		2,500	1.000%	Centex Corp. 5.250%, due 06/15/15	53,082	(11,763)	64,845
Credit Suisse International	03/20/15		1,885	1.000%	Toll Brothers, Inc. 5.150%, due 05/15/15	42,607	12,142	30,465
Deutsche Bank AG	03/20/12		500	5.000%	Gannett Co., Inc. 6.375%, due 04/01/12	(27,985)	(6,213)	(21,772)
Deutsche Bank AG	12/20/12		2,768	1.000%	May Department Store Co. 8.000%, due 07/15/12	(21,037)	66,020	(87,057)
Deutsche Bank AG	06/20/13		2,300	1.000%	Sealed Air Corp. 5.625%, due 07/15/13	(8,245)	23,372	(31,617)
Deutsche Bank AG	06/20/13		1,250	1.000%	Qwest Corp. 7.200%, due 11/10/26	(12,102)	14,920	(27,022)
Deutsche Bank AG	09/20/13		965	1.000%	Masco Corp. 6.125%, due 10/03/16	12,892	24,022	(11,130)
Deutsche Bank AG	03/20/14		380	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(76,403)	—	(76,403)
Deutsche Bank AG	06/20/14		2,400	1.000%	R.R. Donnelly & Sons Co. 4.950%, due 04/01/14	56,247	130,606	(74,359)
Deutsche Bank AG	03/20/18		1,300	3.700%	American International Group 6.250%, due 05/01/36	(132,120)	—	(132,120)
Goldman Sachs International	03/20/14		1,250	0.700%	Duke Energy Corp. 5.650%, due 06/15/13	(19,779)	—	(19,779)
Goldman Sachs International	03/20/14		2,000	5.300%	International Paper Co. 5.300%, due 04/01/15	(290,338)	—	(290,338)
JPMorgan Chase Bank	06/20/14		1,450	5.000%	SLM Corp. 5.125%, due 08/27/12	(138,004)	187,420	(325,424)
JPMorgan Chase Bank	09/20/16		1,800	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/14	132,208	180,109	(47,901)
JPMorgan Chase Bank	09/20/19		1,650	1.000%	Westvaco Corp. 7.950%, due 02/15/31	133,554	28,026	105,528
Merrill Lynch Capital Services, Inc.	09/20/16		2,425	1.730%	Tyson Foods, Inc. 7.350%, due 04/01/16	45,493	—	45,493

						$(467,339)	$697,031	$(1,164,370)

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(3)
Credit default swaps on Credit Indices - Buy Protection(1):
Deutsche Bank AG	12/20/15		$15,000	1.000%	CDX.NA.IG.15.V1 zero coupon, due 12/20/2015	$(122,523)	$(12,312)	$(110,211)
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	1,300	1.650%	Itraxx Euro zero coupon, due 06/20/13	(44,240)	(24,184)	(20,056)

						$(166,763)	$(36,496)	$(130,267)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities
Non-Residential Mortgage Backed Securities	$—	$33,356,367	$31,344,780
Residential Mortgage Backed Securities	—	44,445,106	—
Bank Loans	—	13,483,159	1,679,133
Collateralized Mortgage Obligations	—	6,109,007	—
Commercial Mortgage Backed Securities	—	125,414,026	—
Corporate Bonds	—	305,072,083	961
Foreign Agencies	—	12,494,983	—
Mortgage Backed Securities	—	53,606,195	—
Municipal Bonds	—	7,378,900	—
Sovereigns	—	9,880,221	320,253
U.S. Government Treasury Securities	—	30,605,540	—
Preferred Stock	588,060	—	—
Affiliated Mutual Funds	66,768,282	—	—
Other Financial Instruments*
Futures Contracts	150,484	—	—
Forward Foreign Currency Exchange Contracts	—	391,128	—
Interest Rate Swap Agreements	—	179,767	—
Credit Default Swap Agreements	—	(1,274,858)	(19,779)

Total	$67,506,826	$641,141,624	$33,325,348

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage Backed Securities	Bank Loans	Corporate Bonds	Sovereigns	Credit Default Swap Agreements
Balance as of 10/31/10	$9,402,981	$1,040,000	$—	$—	$—
Realized gain (loss)	108,218	1,875	—	9,486	— **
Change in unrealized appreciation (depreciation)***	178,857	12,456	154	(10,804)	(3,399)
Purchases	6,924,614	270,875	—	—	—
Sales	(2,117,509)	(100,375)	—	(26,358)	—
Accrued discount/premium	—	—	—	—	—
Transfers into Level 3	16,847,619	454,302	807	347,929	(16,380)
Transfers out of Level 3	—	—	—	—	—

Balance as of 01/31/11	$31,344,780	$1,679,133	$961	$320,253	$(19,779)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss earned during the period for other financial instruments was $2,212.
***	Of which, $180,665 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, 1 bank loan, 1 corporate bond, 1 sovereign, 15 non-residential mortgage-backed securities and 1 credit default swap transferred into Level 3 as of a result of using a single broker quote.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor, in consultation with the Manager, to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.